Commitments - Summary of Other Commitments (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Commitments under finance leases
Commitments under finance leases	$ 1,028	$ 1,165
Future financing liability	(313)	(363)
Finance lease liability	715	802
Commitments under operating leases
Commitments under operating leases	1,905	2,012
Due not later than one year [member]
Commitments under finance leases
Commitments under finance leases	110	127
Commitments under operating leases
Commitments under operating leases	440	388
Due later than one year and not later than five years [member]
Commitments under finance leases
Commitments under finance leases	417	448
Commitments under operating leases
Commitments under operating leases	876	785
Due later than five years [member]
Commitments under finance leases
Commitments under finance leases	501	590
Commitments under operating leases
Commitments under operating leases	$ 589	$ 839